OPERATING REVENUES - Schedule of Contract Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Voyages in progress (contract assets)	$ 15,651	$ 14,690
Trade accounts receivable	11,066	4,468
Other current assets (capitalized fulfillment costs)	3,558	4,894
Total	$ 30,275	$ 24,052